Commitments and Contingencies - Schedule of Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 621.0	$ 621.0
Back-end fees	9.0	9.0
Total	$ 630.0	$ 630.0